SCHEDULE OF VESTED SHARE OPTIONS (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Equity Incentive Plan
Share options vested | shares	169,829
Weighted average exercise price | $ / shares	$ 0.80
Weighted average remaining contractual life-years	8 years 10 months 24 days
Aggregate intrinsic value | $	$ 2,056,845